CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS
Revenue	$ 19,088,423	$ 15,638,572	$ 74,625,867	$ 54,446,168
Cost of sales
Product costs	9,578,211	9,682,977	39,423,918	32,006,403
Inventory valuation adjustments	(10,000)	3,466,917	4,293,788	2,641,080
Gross profit	9,520,212	2,488,678	30,908,161	19,798,685
Operating expenses:
Selling, general and administrative	7,156,835	9,277,969	33,823,686	33,655,780
Stock-based compensation expenses	1,675,594	642,506	2,694,197	5,182,641
Depreciation	159,511	156,096	653,077	624,613
Amortization	159,766	172,267	676,566	817,215
Total operating expenses	9,151,706	10,248,838	37,847,526	40,280,249
Income (loss) from operations	368,506	(7,760,160)	(6,939,365)	(20,481,564)
Other income (expense):
Impairment of long-lived assets	0	(5,313,176)	(8,596,201)	(5,169,951)
Gain on disposal of assets		168,359
Interest expenses, net	(7,134,789)	(4,601,799)	(22,593,552)	(10,575,370)
Other income (expenses)	22,313	1,199,994	1,242,493	(244,629)
Other income (expenses), net	(7,112,476)	(8,546,622)	(29,625,079)	(9,086,911)
Loss before income taxes	(6,743,970)	(16,306,782)	(36,564,444)	(29,568,475)
Current income tax expenses	(1,725,000)	(1,375,000)	(6,085,000)	(5,460,000)
Deferred income tax recoveries	63,000	3,115,000	192,000	1,338,000
Net loss and comprehensive loss	$ (8,405,970)	$ (14,566,782)	$ (42,457,444)	$ (33,690,475)
Net loss per share - basic	$ (0.07)	$ (0.11)	$ (0.33)	$ (0.27)
Net loss per share - diluted	$ (0.07)	$ (0.11)	$ (0.33)	$ (0.27)
Weighted average shares used in computation of net loss per share - basic	128,126,330	128,111,328	128,126,330	123,814,521
Weighted average shares used in computation of net loss per share - diluted	128,126,330	128,111,328	128,126,330	123,814,521